Transactions with Related Parties - Consolidated Statements of Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Revenues (c)	$ 28,008	$ 33,904
Vessel operating expenses	8,496	13,422
Voyage expenses	160	284
General and administrative expenses (d)	5,984	4,547
Capital Ship Management Corp
Related Party Transaction [Line Items]
Revenues (c)	28,008	33,904
Vessel operating expenses	8,496	13,422
Voyage expenses	160	284
General and administrative expenses (d)	$ 1,521	$ 1,539